11. INCOME TAXES: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Jan. 31, 2024
Tables/Schedules
Schedule of Income Tax Reconciliation

	2024	2023	2022

Loss before income taxes	$(523,905)	$(903,039)	$(34,405,463)
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Computed “expected” income tax expense	(141,454)	(243,821)	(9,289,475)

Differences resulting from:
Option based payments	11,364	116,882	1,117,423
Other items	90	1,939	3,052
Change in deferred tax assets not recognized	130,000	125,000	8,169,000

Provision for income tax expense	$-	$-	$-